Deferred income tax (Schedule of Gross Movement on the Deferred Income Tax Account) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Deferred income tax
Deferred income tax as of January 1	$ (85,482)	$ (48,143)
Currency translation differences	173	(519)
Income tax relating to cash flow hedges recognized in OCI	(6,842)	932	$ (1,369)
Income statement benefit (charge)	33,909	(37,752)
Deferred income tax as of December 31	$ (58,242)	$ (85,482)	$ (48,143)